Dividends Declared and Paid - Summary of Dividends Declared and Paid (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares, per share	$ 0.85	$ 0.85	$ 2.21
Final dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares, per share	$ 0.85	$ 0.85